Holdback receivable	12 Months Ended
Dec. 31, 2018
Holdback Receivable [Abstract]
Holdback receivable
10.	Holdback receivable

The holdback receivable of US$10 million originated on October 2, 2017 as a part of the Apicore Sale Transaction described in note 5. The holdback receivable was initially recorded at its fair value of $11,940,736 and subsequently is measured at FVTPL. The other long-term liability, totalling $1,200,608 (2017 - $1,135,007) is payable to the former President and Chief Executive Officer of Apicore upon receipt of the holdback receivable.

On February 13, 2019, the Company received notice from the Buyer in the Apicore Sales Transaction of potential claims against the holdback receivable in respect of representations and warranties under the Apicore Sales Transaction with the maximum exposure of the claims being the total holdback receivable. The notice did not contain sufficiently detailed information to enable the Company to assess the merits of the claims. The Company will proceed diligently to investigate the potential claims and attempt to satisfactorily resolve them with a view to having the holdback receivable released.

In consideration of the uncertainty associated with the potential claims asserted by the Buyer, the Company reduced the carrying value of the holdback receivable by $1,472,999 on the statement of financial position as at December 31, 2018. The Buyer did not make the required payments on the holdback receivable in February and April 2019.